PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund
PineBridge US 25 Equity Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US 25 Equity Fund (the "Fund") is to
provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US 25 Equity Fund (USD $)	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US 25 Equity Fund		Class R	Class I
Management Fees		0.63%	0.63%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses	[1]	1.96%	1.96%
Total Annual Fund Operating Expenses		2.94%	2.59%
Fee Waiver and/or Expense Reimbursement	[2]	(1.39%)	(1.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.55%	1.20%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.55% and 1.20% for the Class R shares and Class I shares, respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 19, 2012, and may be terminated at any time thereafter by the Board of Trustees (the "Board") upon 60 days' written notice to the Adviser, or by the Adviser with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US 25 Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class R	158	779
Class I	122	673

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.  The Adviser will invest Fund assets in companies of any size market capitalization. It is anticipated that the majority of the Fund's assets will be invested in common stocks of large, well established companies, with the rest of the Fund's assets being invested in common stocks of mid-capitalization companies that are deemed attractive for capital appreciation. In addition, the Fund may utilize exchange-traded funds
("ETFs") to equitize cash positions. The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its life cycle. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. Performance and valuation are the primary determinants for selecting the stocks for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business.

To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks. The
Adviser's active portfolio management typically will result in the Fund's annual portfolio turnover rate to be approximately 250% of the average value of its portfolio.

PRINCIPAL RISK CONSIDERATIONS
The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Common Stock Risk. The Fund invests most of its assets in common stock. Common stock represents an equity ownership interest in an issuer, ranks junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Common stock is subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments, including preferred stocks, fixed income and money market instruments. This risk may be greater in the short term.

Exchange-Traded Funds Risk. The Fund may invest in ETFs. ETFs are exchange-traded investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF, the Fund would bear its ratable share of that entity's expenses, including its advisory and administration fees.
At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Events. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Mid-Capitalization Companies Risk. Because the Fund invests in mid-cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Mid-cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business. Mid-cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Non-Diversification Risk. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

PERFORMANCE
Performance information is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.